Basis of preparation	12 Months Ended
Oct. 31, 2022
List Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
2.1 Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were approved and authorized for issue by the Board of Directors on February 6, 2023.
2.2 Basis of measurement
The consolidated financial statements have been prepared on a going concern basis, using historical cost basis, except for financial assets and liabilities that have been measured at amortized cost or fair value through profit and loss.
2.3 Basis of consolidation
These consolidated financial statements include the financial information of the Company and its subsidiaries. The Company’s subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the consolidated financial results of the Company from the effective date of incorporation up to the effective date of disposition or loss of control. In assessing control, potential voting rights that are presently exercisable or convertible is taken into account. The accounting policies of subsidiaries are aligned with policies adopted by the Company.

The Company’s principal subsidiaries and their geographic location as at October 31, 2022 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiaries have been eliminated.
2.4 Presentation currency
These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency. All figures are presented in millions of U.S. dollars unless otherwise specified.
2.5 Significant accounting estimates and critical judgments
The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which affect the application of accounting policies and the reported amounts of assets, liabilities and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.
Significant accounting estimates include:

i.the determination of net realizable value of inventory;
ii.the determination of the useful life of plant and equipment;
iii.the valuation and measurement of the convertible debt and the related conversion features; and
iv.the valuation and measurement of right-of-use assets and lease liabilities.
Critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements include the following:

i.the determination of transaction price used for revenue recognition;
ii.the valuation of the fair value of consideration transferred in the Business Combination in prior year;
iii.the assessment of impairment of non-financial assets;
iv.judgment in determining cash-generating units ("CGU") or CGU group for the purpose of impairment testing; and
v.the determination of reportable segments.

2.6 Newly adopted IFRS Standards
The IASB has published Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) with amendments that address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual reporting periods beginning on or after January 1, 2021. The Company has assessed the revised impact of the amendments and concluded that they have no impact on the consolidated financial statements.
2.7 Comparative figures
Certain of the comparative figures have been reclassified to conform to the financial statement presentation adopted in the current year.
2.8 Non-controlling interest
Non-controlling interest is defined as equity in a subsidiary not attributable, directly or indirectly, to a parent where a parent controls one or more entities.
Changes in the Company’s ownership interest in a subsidiary that do not result in the loss of control of the subsidiary are accounted for as equity transactions.
Non-controlling interest will be subsequently measured through profit/loss and will be attributed based on ownership interest and distributions/dividends to the non-controlling interest.
2.9 Capitalization of borrowing costs
Borrowing costs on funds from general borrowings used to finance the construction, production, or acquisition of a qualifying asset are capitalized until substantially all the activities necessary to prepare the qualifying asset for its intended use or sale have been completed. A qualifying asset is one that takes a substantial period of time to prepare the asset for its intended use. When money borrowed specifically to finance a project is invested to earn interest income, the income generated is also capitalized to reduce the total capitalized borrowing costs.
Interest is capitalized based on the weighted average interest rate applicable to the general borrowings outstanding during the period of construction.
2.10 Capitalization of internal costs
Employee salaries and share-based compensation costs for employees that are directly attributable to bringing the Hub and Spoke assets to a condition and location necessary for the assets to be capable of operating in the manner intended by management are capitalized to assets under construction.
2.11 Segmented information
The Company has determined that there is one operating and reportable segment based on qualitative and quantitative considerations. The accounting policies of the segments are measured in a manner consistent with that of the consolidated financial statements.
2.12 Revenue recognition
The Company’s principal activities generate revenues from the operation of lithium-ion battery recycling plants. The Company uses the following five step approach to revenue recognition:
Step 1: Identify the contract(s) with a customer
Step 2: Identify the performance obligations in the contract
Step 3: Determine the transaction price
Step 4: Allocate the transaction price to the performance obligations in the contract
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company recognizes revenue from the following major sources:
i.Sale of products which includes black mass and black mass equivalents (collectively, "Black Mass & Equivalents") and shredded metal
ii.Services for recycling lithium-ion batteries which includes coordination of logistics and destruction of batteries
Revenue is measured based on the consideration to which the Company expects to be entitled under a contract with a customer. The Company recognizes revenue when it transfers control of a product or service to a customer. There are no significant financing components associated with the Company’s payment terms.

For sale of products, revenue is recognized when control of the goods has transferred, typically when the goods have been transferred to the customer. A receivable is recognized by the Company when the goods are transferred to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. The Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements, which is based on the initial assay results and market prices of certain constituent metals on the date control is transferred to the customer. The final consideration for Black Mass & Equivalents and shredded metal sales is based on the mathematical product of: (i) market prices of certain constituent metals at the date of settlement, (ii) product weight, and (iii) final assay results (ratio of the constituent metals initially estimated by management and subsequently trued up to customer confirmation). Certain adjustments like handling and refining charges are also made per contractual terms with customers. Depending on the contractual terms with customers, the payment of receivables may take up to 12 months from date of shipment. Product sales and the related trade accounts receivable are measured using provisional prices for the constituent metals on initial recognition and any unsettled sales are remeasured at the end of each reporting period using the market prices of the constituent metals at the respective measurement dates. Changes in fair value are recognized as an adjustment to product revenue and the related accounts receivable.

Recycling service revenue is recognized at a point in time upon completion of the services. The price for services are separately identifiable within each contract. A receivable is recognized by the Company when the services are completed as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due.

The Company has elected to use the practical expedient for financing components related to its sales contracts. The Company does not recognize interest expense on contracts for which the period between receipt of customer payments and sale to the customer is one year or less.
2.13 Share-based compensation
The Company accounts for stock options using the fair value-based method of accounting for share-based compensation. Fair values are determined using the Black-Scholes-Merton option pricing model (“BSM”). Management exercises judgment in determining the underlying share price volatility, expected life of the option, expected forfeitures and other parameters of the calculations. Compensation costs are recognized over the vesting period as an increase to share-based compensation expense and contributed surplus. If, and when, stock options are ultimately exercised, the applicable amounts of contributed surplus are transferred to share capital.
The Company accounts for RSUs under the current plan as equity-settled share-based payments which are measured at fair value on the grant date. The expense for RSUs is recognized over the vesting period. Upon settlement of any RSUs, the grant date fair value of the instrument is transferred to share capital.
2.14 Research and development expense
Research costs are expensed as incurred. An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following conditions have been demonstrated:
i.the technical feasibility of completing the intangible asset so that it will be available for use or sale;
ii.the intention to complete the intangible asset and use or sell it;
iii.the ability to use or sell the intangible asset;
iv.how the intangible asset will generate probable future economic benefits;
v.the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
vi.the ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.
Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
2.15 Cash and cash equivalents
Cash consists of cash deposits with financial institutions, while cash equivalents consists of short term guaranteed investment certificates with financial institutions.
2.16 Inventories
Raw materials and finished goods are valued at the lower of cost and net realizable value. Cost is determined on a weighted average basis. The cost of finished goods includes the cost of raw materials and the applicable share of the cost of labour and fixed and variable production overheads. Net realizable value is the estimated selling price less the estimated cost of completion and the estimated costs necessary to make the sale. Costs of idle plant operations are expensed.
At each reporting period, the Company assesses the net realizable value of inventory taking into account current market prices, current economic trends, sales trends and past experiences. Write-downs to net realizable value may be reversed, up to the amount previously written down, when circumstances support an increased inventory value.
2.17 Convertible debt
The components of convertible debt instruments issued by the Company are recorded as financial liabilities, in accordance with the substance of the contractual arrangements and the definitions of a financial liability. The debt element of the instruments is classified as a liability and recorded as the present value of the Company’s obligation to make future interest payments in cash and settle the redemption value of the instrument in cash. The carrying value of the debt element is accreted to the original face value of the instruments, over their life, using the effective interest method. If the conversion option is classified as a liability and requires bifurcation, it is bifurcated as an embedded derivative unless the Company elects to apply the fair value option to the convertible debt. The embedded derivative liability is initially recognized at fair value and classified as derivatives in the statement of financial position. Changes in the fair value of the embedded derivative liability are subsequently accounted for directly through the statement of loss and comprehensive loss.
2.18 Plant and equipment
Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses net of any reversals of impairment.
Where significant parts of an item of plant and equipment have different useful lives, they are accounted for as separate items of plant and equipment.
Depreciation is charged to the consolidated statement of loss and comprehensive loss on a straight-line basis over the estimated useful lives of each part of an item of plant and equipment. The estimated useful lives, residual values and method of depreciation are reviewed each reporting period and any changes are accounted for on a prospective basis. The estimated useful lives are as follows:

Computers	3 years
Vehicles	5 years
Plant equipment	5 years
Furniture	7 years
Storage containers	10 years
Processing equipment	10 years
Leasehold improvements	Shorter of term of lease or estimated useful life
Repairs and maintenance costs are expensed as incurred.
2.19 Impairment of long-lived assets
At the end of each reporting period, the carrying amounts of the Company’s assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.
2.20 Financial instruments
Recognition
The Company recognizes financial assets or financial liabilities on the consolidated statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligations specified in the contract is discharged, cancelled or expired.
A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. Write-off occurs when the Company has no reasonable expectations of recovering the contractual cash flows on a financial asset.
Classification and measurement
The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:
(i)those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) and
(ii)those to be measured subsequently at amortized cost.
The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. Derivative financial instruments are comprised of the embedded derivative liability representing the conversion option of the convertible debt. The embedded derivative liability is measured at fair value at each reporting date. The embedded derivative liability has been classified as held-for-trading. It is classified as non-current based on the contractual terms specific to the instrument. Gains and losses on re-measurement of the embedded derivative liability are recognized in the consolidated statements of loss and comprehensive loss. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit and loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).
After initial recognition at fair value, financial liabilities are classified and measured at either:
(i)amortized cost; or
(ii)FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives).
The classification and measurement basis of the Company’s financial instruments are as follows:

Financial Instrument	Measurement
Cash equivalents	Amortized cost
Trade accounts receivable	FVTPL
Other accounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Warrants	FVTPL
Convertible debt	Amortized cost
Conversion feature of convertible debt	FVTPL
The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.
Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as subsequently measured at amortized cost are included in the fair value of the instrument on initial recognition. Transaction costs for financial assets and financial liabilities classified at fair value through profit or loss are expensed in profit or loss.
Impairment
The Company assesses all information available, including on a forward-looking basis the expected credit loss associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there has been a significant increase in credit risk, the Company compares the risk of default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable supportive forward-looking information.
2.21 Foreign currencies
The reporting and functional currency of the Company is the U.S. dollar. Transactions in currencies other than the U.S. dollar are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date.
2.22 Government assistance
Amounts received or receivable resulting from government assistance programs are recognized when there is reasonable assurance that the amount of government assistance will be received, and all attached conditions will be complied with. When the amount relates to an expense item, it is recognized as a reduction to the related expense. When the amount relates to an asset, it reduces the carrying amount of the asset and is then recognized as income over the useful life of the depreciable asset by way of a reduced depreciation charge. Grants received in advance are recorded as deferred liability and amortized as a reduction to the related expense/carrying amount of asset as and when the related qualifying costs are incurred.
2.23 Income taxes
Income tax expense is comprised of current and deferred tax components. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case the related tax is recognized in equity or other comprehensive income.
Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regard to previous years.
Deferred tax is recorded using the asset and liability method. Under this method, the Company calculates all temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the period end date. Deferred tax is calculated based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates that are expected to apply to the year of realization or settlement based on tax rates and laws enacted or substantively enacted at the period end date.
Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences and unused tax losses and tax credits can be utilized. The carrying amount of deferred tax assets is reviewed at each statement of the financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
2.24 Provisions
Provisions represent liabilities of the Company for which the amount or timing is uncertain.
A provision is recognized when, as a result of a past event, the Company has a present obligation (legal or constructive) that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the liability. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, considering the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount receivable can be measured reliably.
2.25 Leases
The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:

i.Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
ii.Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
iii.The amount expected to be payable by the lessee under residual value guarantees;
iv.The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
v.Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the 'Impairment of long-lived assets’ policy.

As a practical expedient, IFRS 16 Leases (“IFRS 16”) permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Company has used this practical expedient.
2.26 New and revised IFRS Standards issued but not yet effective
At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective.

New/Revised Standard	Description
Amendments to IFRS 3	Reference to the Conceptual Framework
IFRS 17 (including the December 2021 amendments to IFRS 17)	Insurance Contracts
Amendments to IAS 1	Disclosure of Accounting Policies
Amendments to IAS 1	Classifying liabilities as current or non-current
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IFRS 16	Lease liability in a sale & leaseback
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract
The adoption of the IFRS Standards listed above are not expected to have a material impact on the financial statements of the Company in future periods, except as noted below.
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments - Disclosure of Accounting Policies
The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.
The amendments to IAS 1 and IFRS practice statements 2 are effective for annual periods beginning on or after 1 January 2023, with earlier application permitted and are applied prospectively. The Company is assessing the potential impact of these amendments.